Pensions (Details) - Defined Benefit Plan Costs and Key Assumptions - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Minimum
Weighted Average Assumptions Used to Determine Benefit Obligations
Discount rate	0.39%	(0.09%)
Weighted Average Assumptions Used to Determine Net Periodic Benefit Cost
Discount rate	0.39%	(0.09%)
Expected long-term return on plan assets	0.39%	(0.09%)
Maximum
Weighted Average Assumptions Used to Determine Benefit Obligations
Discount rate	0.43%	(0.14%)
Weighted Average Assumptions Used to Determine Net Periodic Benefit Cost
Discount rate	0.43%	(0.14%)
Expected long-term return on plan assets	0.43%	(0.14%)
Defined Benefit Plans
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Interest cost	$ (0.2)	$ 0.9
Expected return on plan assets	0.2	(0.9)
Net benefit cost	$ 0.0	$ 0.0